Expense Example {- Fidelity Freedom® 2005 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2005 Fund - Fidelity Freedom 2005 Fund - Class K	May 29, 2021 USD ($)
Expense Example:
1 year	$ 43
3 years	134
5 years	234
10 years	$ 526